Right-of-use assets and lease liabilities (Details) SFr in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CHF (SFr) Deposit	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) Deposit	Dec. 31, 2020 USD ($)
Right-of-use of leased assets [Abstract]
Balance, beginning of period	SFr 2,223		SFr 2,255
Additions and remeasurements	1,215		400
Dispositions	(15)
Depreciation	(509)	$ (509)	(432)	$ (432)
Balance, end of period	2,914		2,223
Impact on statements of income/(loss) and cash flows [Abstract]
Depreciation of right-of-use assets	SFr 509	509	432	432
Interest expense on lease liabilities | $		63		53
Expense for short-term leases and leases of low value | $		723		603
Total | $		1,295		1,088
Total cash outflow for leases | $		$ 1,299		$ 1,088
Contractual undiscounted cash flows for lease liabilities [Abstract]
Contractual undiscounted cash flows for lease liabilities | $					$ 3,101	$ 2,367
Number of deposits in escrow accounts | Deposit	2				2
Escrow deposits	SFr 400		300
Within 1 Year [Member]
Contractual undiscounted cash flows for lease liabilities [Abstract]
Contractual undiscounted cash flows for lease liabilities | $					$ 638	485
Between 1 and 3 Years [Member]
Contractual undiscounted cash flows for lease liabilities [Abstract]
Contractual undiscounted cash flows for lease liabilities | $					1,260	970
Between 3 and 5 Years [Member]
Contractual undiscounted cash flows for lease liabilities [Abstract]
Contractual undiscounted cash flows for lease liabilities | $					$ 1,203	$ 912
Buildings [Member]
Right-of-use assets and lease liabilities [Abstract]
Weighted average incremental borrowing rate	2.50%				2.50%
Right-of-use of leased assets [Abstract]
Balance, beginning of period	SFr 2,106		2,106
Additions and remeasurements	1,144		400
Dispositions	0
Depreciation	(474)		(400)
Balance, end of period	2,776		2,106
Impact on statements of income/(loss) and cash flows [Abstract]
Depreciation of right-of-use assets	SFr 474		400
Office Equipment [Member]
Right-of-use assets and lease liabilities [Abstract]
Weighted average incremental borrowing rate	5.30%				5.30%
Right-of-use of leased assets [Abstract]
Balance, beginning of period	SFr 63		81
Additions and remeasurements	71		0
Dispositions	(15)
Depreciation	(21)		(18)
Balance, end of period	98		63
Impact on statements of income/(loss) and cash flows [Abstract]
Depreciation of right-of-use assets	SFr 21		18
IT Equipment [Member]
Right-of-use assets and lease liabilities [Abstract]
Weighted average incremental borrowing rate	2.60%				2.60%
Right-of-use of leased assets [Abstract]
Balance, beginning of period	SFr 54		68
Additions and remeasurements	0		0
Dispositions	0
Depreciation	(14)		(14)
Balance, end of period	40		54
Impact on statements of income/(loss) and cash flows [Abstract]
Depreciation of right-of-use assets	SFr 14		SFr 14